Subsequent Events (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Millions	Jan. 13, 2023 CNY (¥)	Jan. 13, 2023 USD ($) $ / shares shares	Jan. 13, 2023 ¥ / shares shares	Dec. 31, 2022 shares
Subsequent Events (Details) [Line Items]
Per share unit | $ / shares		$ 1.2
Ordinary shares (in Shares) | shares				75,000
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Purchase agreement,investors (in Dollars) | $		$ 2,666,667
Per share unit | ¥ / shares			¥ 8.36
Ordinary shares (in Shares) | shares		1	1
Exercise price | $ / shares		$ 0.001
Warrant (in Dollars) | $		$ 1
Private offering	¥ 22.3	$ 3,200,000
Subsequent Event [Member] | Ordinary Share [Member]
Subsequent Events (Details) [Line Items]
Per share unit | (per share)		$ 1.35	¥ 9.4
MicroAlgo [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Per share unit | $ / shares		$ 0.007
Ordinary shares (in Shares) | shares		1	1